Taxes - Income tax - Net current tax - Reconciliation - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Amount of tax refund related to the loss of sole control	€ 1,133	€ 1,022	€ 1,028
Orange Concessions [Member]
Disclosure of subsidiaries [line items]
Amount of disbursements and income tax expenses on gain arising from losses of sole control			47
FiberCo Poland [Member]
Disclosure of subsidiaries [line items]
Amount of disbursements and income tax expenses on gain arising from losses of sole control			€ 27